Income Taxes Reconciliation of Provision (Benefit) for income Taxes Reported in Consolidated Statements Of Income with Tax at Statutory Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ 5,160.3	$ 3,163.6	$ 2,138.9
Tax at statutory federal rate	1,083.7	664.4	748.6
Tax Adjustments, Settlements, and Unusual Provisions	163.2	0.0	0.0
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Amount	(43.9)	(76.3)	(52.4)
Stock-based compensation	(25.9)	(25.1)	(25.1)
Tax-deductible dividends	(14.6)	(14.6)	(9.7)
Dividends received deduction	(10.4)	(9.7)	(20.7)
Exempt interest income	(3.6)	(5.9)	(16.9)
Net deferred tax liability revaluation	0.0	0.0	(99.5)
Nondeductible compensation expense	8.1	(0.2)	10.1
State income taxes, net of federal taxes	24.0	12.2	6.0
Other items, net	(0.3)	(2.2)	0.4
Total income tax provision	$ 1,180.3	$ 542.6	$ 540.8
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax at statutory federal rate	21.00%	21.00%	35.00%
Tax adjustments, settlements, and unusual provisions, percentage	3.00%	0.00%	0.00%
Tax credits	(1.00%)	(2.00%)	(2.00%)
Stock-based compensation	(1.00%)	(1.00%)	(1.00%)
Tax-deductible dividends	0.00%	(1.00%)	0.00%
Dividends received deduction	0.00%	0.00%	(1.00%)
Exempt interest income	0.00%	0.00%	(1.00%)
Net deferred tax liability revaluation	0.00%	0.00%	(5.00%)
Nondeductible compensation expense	0.00%	0.00%	0.00%
State income taxes, net of federal taxes	1.00%	0.00%	0.00%
Other items, net	0.00%	0.00%	0.00%
Total income tax provision	23.00%	17.00%	25.00%